Stockholders' Equity (Deficit) (Details) - Warrant [Member] - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Outstanding, Beginning	2,927,572	189,750
Issued	3,752,337	2,737,822	189,750
Exercised	(231,296)
Forfeited
Outstanding, Exercisable Ending	6,448,613	2,927,572	189,750
Exercise Price Per Warrant, Beginning		$ 1.80
Exercise Price Per Warrant, Issued Maximum		1.80	1.80
Exercise Price Per Warrant, Issued Minimum		3.00
Exercise Price Per Warrant, Exercised	$ 1.80
Exercise Price Per Warrant, Forfeited			1.80
Exercise Price Per Warrant, Exercisable Ending
Weighted Average Exercise Price, Beginning	1.98	1.80
Weighted Average Exercise Price, Issued	2.89	2.00	1.80
Weighted Average Exercise Price, Exercised	1.80
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Exercisable Ending	2.52	1.98	$ 1.80
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Warrant, Beginning	1.80
Exercise Price Per Warrant, Issued Maximum	3.00
Exercise Price Per Warrant, Issued Minimum	2.50
Exercise Price Per Warrant, Exercisable Ending	1.80	3.00
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Warrant, Beginning	3.00
Exercise Price Per Warrant, Exercisable Ending	$ 3.00	$ 1.80